License Agreements - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2013	Mar. 01, 2013	Dec. 31, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Fair value of common stock issued in exchange for research and development expense	$ 228,000	$ 12,250,000
OPKO Health, Inc.[Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Common stock, issued			1,666,666	1,666,666
Development and commercialization milestones				50,000,000
Fair value of common stock issued in exchange for research and development expense		12,250,000
Advirna [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Annual maintenance fee				100,000
Royalty payments				1.00%
Effective license period				90 days
Advirna [Member] | Research and Development Expense [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
One-time milestone payment				$ 350,000